Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Nov. 01, 2024